Profit for the Year - Summary of Profit for the Year (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Gain on disposal of a subsidiary	$ 0	$ 0	$ 731
Share of profit from an associate	139	101	196
Included in employee benefits expense:
Wages, salaries, bonus and other benefits	399,995	322,539	249,157
Defined contribution plan	16,021	11,741	8,828
Equity-settled share-based payment expense	19,465	5,204	0
Cash-settled share-based payment expense	869	199	0
Included in interest expense:
Interest on bank loans	170	6,666	1,344
Interest expense on lease liabilities	1,554	1,529	1,559
Accretion on provision for reinstatement cost	136	158	141
Others	76	61	14
Included in other operating expense:
Professional fees	4,646	3,737	6,135
Utilities expense	2,599	2,131	1,953
Foreign exchange (gain) loss — net	(1,716)	(1,375)	1,753
Forfeiture of office lease deposit	$ 0	$ 0	$ 1,094